Net income per ordinary share	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Net income per ordinary share

The calculation of the basic and diluted net income per ordinary share is based on the following data:

	2011	2010	2009
	Number of shares

Weighted average number of ordinary shares for the purposes of basic net income per share	2,087,922	2,099,894	2,114,992
Effect of dilutive potential ordinary shares:
Stock options	14,277	43,481	48,014
Weighted average number of ordinary shares for the purposes of diluted net income per share	2,102,199	2,143,375	2,163,006